Other Investments - Schedule of Investment (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Assets [Line Items]
Total other investments	$ 972	$ 1,361
Financial assets measured at FVOCI [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)		452
Financial assets measured at FVTPL [Member]
Disclosure Of Financial Assets [Line Items]
Equity securities (unlisted)	591	591
Other securities	305	242
Financial Assets Measured at Amortised Cost [Member]
Disclosure Of Financial Assets [Line Items]
Other securities	$ 76	$ 76